Financial Instruments (Details 3) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Financial Liabilities Denominated in Foreign Currencies
Statement [Line Items]
Net exposure	$ (61,000)	$ (160,000)
Financial Assets Denominated in Foreign Currencies
Statement [Line Items]
Net exposure	1,000	569,000
Currency risk
Statement [Line Items]
Net exposure	$ (60)	$ 409,000